Contributed surplus (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Contributed Surplus

Amount
$
Contributed surplus

Balance – December 31, 2016	6,961

Share-based compensation – stock options vested	571
Warrants expired	–
Stock options exercised	(1,157)

Balance – December 31, 2017	6,375

Share-based compensation – stock options vested	1,182
Stock options exercised	(1,053)

Balance – December 31, 2018	6,504

Schedule of Weighted Average Assumptions

	2018	2017
Risk-free interest rate	2.02%	2.70%
Expected volatility	77%	98%
Expected life (years)	4.2	4.4
Forfeiture rate	5%	4%

Schedule of Option Activity

Option activity for the year ended December 31, 2018 and 2017 was as follows:

		2018		2017
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$
Outstanding - Beginning of year	1,498,052	2.26	1,961,791	2.23

Granted	619,505	6.65	266,814	2.40
Exercised	(626,875)[1]	2.18	(627,256)[1]	2.21
Expired	(5,569)	1.80	(64,068)	2.19
Forfeited	(10,636)	4.92	(39,229)	2.37

Outstanding - End of year	1,474,477	4.12	1,498,052	2.26

1 Of the 626,875 (2017 - 627,256) options exercised, 443,748 (2017 - 548,833) elected the cashless exercise, under which 297,626 shares (2017 - 238,130) were issued. These options would have otherwise been exercisable for proceeds of $975 (2017 - $1,227) on the exercise date.

Schedule of Options Outstanding

At December 31, 2018, the following options were outstanding:

		Options outstanding			Options exercisable

			Weighted			Weighted
		Weighted	average		Weighted	average
Exercise		average	remaining		average	remaining
price		exercise	contractual life		exercise	contractual life
range	Number	price	(years)	Number	price	(years)
$		$			$
1.98 – 2.29	285,939	2.08	2.16	285,939	2.08	2.16
2.30 – 2.38	259,377	2.37	1.48	259,377	2.37	1.48
2.39 – 3.01	310,125	2.50	2.63	310,125	2.50	2.63
3.02 – 6.72	400,625	6.36	4.17	5,312	3.20	0.25
6.73 – 7.39	218,411	7.09	4.17	–	–	–

	1,474,477	4.12	2.98	860,753	2.33	2.11